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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-04933
                                   ---------

                      Commonwealth Cash Reserve Fund, Inc.
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               (Exact name of registrant as specified in charter)

         4350 North Fairfax Drive, Suite 580, Arlington, Virginia, 22203
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               (Address of principal executive offices) (Zip code)

   CT Corporation System, 4701 Cox Road, Suite 301, Glen Allen, Virginia 23060
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 338-3383
                                                    --------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 7/1/06 to 6/30/07
                          -----------------

      Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record.

(a) Commonwealth Cash Reserve Fund: This series of the registrant, also known as the CCRF Prime Portfolio, held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

(b) CCRF Federal Portfolio: This series of the registrant held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

(c) CCRF SNAP(R) Fund: This series of the registrant held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                           (Registrant) Commonwealth Cash Reserve Fund, Inc.

                           By (Signature and Title)* /s/ Jeffrey A. Laine
                                                     ---------------------------
                                                     Jeffrey A. Laine, President

                           Date 8/24/2007
                                ---------

* Print the name and title of each signing officer under his or her signature.